Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Liability component:
Principal	¥ 17,953,650	$ 2,751,517	¥ 13,577,850
Less: unamortized debt discount	1,274,874	195,383	1,280,982
Net carrying amount	16,678,776	2,556,134	12,296,868
Equity component:
Carrying amount	¥ 1,744,219	$ 267,313	¥ 1,349,262